Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current prepayments and other current assets [abstract]
Prepaid services charges for transmission lines and electricity cables and other services	¥ 3,549		¥ 2,053
Prepaid power and water charges	625		648
Deposits and prepayments	3,607		2,068
VAT recoverable	5,726		5,286
Prepaid enterprise income tax	12		329
Others	2,363		2,072
Total	¥ 15,882	$ 2,434	¥ 12,456	¥ 13,801